LONG-TERM DEBT (Details 2) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
2013	$ 8,026
2014	20,916
2015	28,774
2016	25,774
2017	17,785
Long-term Debt, Total	$ 84,772	$ 36,629